STOCK BASED COMPENSATION, Stock-based compensation expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employees
Stock-based compensation expense
Stock-based compensation expense	$ 215,227	$ 71,068	$ 181,190
Third-party consultant
Stock-based compensation expense
Stock-based compensation expense	26,893	12,776
Cost of revenues | Employees
Stock-based compensation expense
Stock-based compensation expense	8,978	19,419	16,150
General and administrative expenses | Employees
Stock-based compensation expense
Stock-based compensation expense	190,295	48,942	161,881
General and administrative expenses | Third-party consultant
Stock-based compensation expense
Stock-based compensation expense	26,893	12,776
Selling and marketing expenses | Employees
Stock-based compensation expense
Stock-based compensation expense	$ 15,954	$ 2,707	$ 3,159